Investment Properties - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	₩ 7,773,591	₩ 6,899,105
Rental income from investment properties	286,700	₩ 232,799	₩ 224,016
Future minimum lease fee	596,829
Less than 1 year
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	159,993
1-5 years
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	329,624
Over 5 years
Disclosure of detailed information about investment property [line items]
Future minimum lease fee	₩ 107,212